Lease liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Lease liabilities
19.	Lease liabilities

(Euro thousands)	Lease liabilities

At December 31, 2022	140,591
Additions due to new leases and store renewals	15,555
Interest expense	3,300
Repayment of lease liabilities (including interest expense)	(18,538)
Contract modifications	566
Early termination of contracts	(3,041)
Net foreign exchange differences	(2,520)

At June 30, 2023	135,913

Of which:
Non-current	103,458
Current	32,455
In certain countries, leases for stores entail the payment of both minimum amounts and variable amounts, especially for stores with lease payments indexed to revenue. As required by IFRS 16, only the minimum fixed lease payments are capitalized.
The following table summarizes the undiscounted contractual cash flows of lease liabilities by maturity date:

(Euro thousands)	Total contractual cash flows of lease liabilities	Year 1	Year 2	Year 3	Beyond

At June 30, 2023	154,653	38,567	31,077	24,774	60,235
At December 31, 2022	156,626	38,029	30,435	24,573	63,589

2
6
. Lease liabilities

(Euro thousands)	2022	2021

At January 1,	140,059	136,885
Additions due to new leases and store renewals	15,606	36,607
Business combination	—	13,312
Decrease due to COVID-19 concessions	—	(80)
Interest expense	6,658	5,586
Repayment of lease liabilities (including interest expense)	(41,364)	(40,691)
Contract modifications	19,922	(15,132)
Disposals	(2,516)	(1,821)
Net foreign exchange differences	2,226	5,393

At December 31,	140,591	140,059

Of which:
Non-current	105,986	102,987
Current	34,605	37,072
In certain countries, leases for stores entail the payment of both minimum amounts and variable amounts, especially for stores with lease payments indexed to revenue. As required by IFRS 16, only the minimum fixed lease payments are capitalized.
The following table summarizes the undiscounted contractual cash flows of lease liabilities by maturity date:

(Euro thousands)	Total contractual cash flows of lease liabilities	Year 1	Year 2	Year 3	Beyond

At December 31, 2022	156,626	38,029	30,435	24,573	63,589
At December 31, 2021	166,592	43,687	29,393	21,698	71,814